LEASE LIABILITIES (Table)	12 Months Ended
Dec. 31, 2021
Lease liabilities [abstract]
Disclosure Of Detailed Information About Movement In Lease Liabilities

	Office and residential property	Ships	Ship equipment	Total
	US$’000	US$’000	US$’000	US$’000

Balance as at 1 January 2020	2,175	55,636	135	57,946
Additions	539	20,833	85	21,457
Disposal	-	-	(3)	(3)
Interest expense	125	2,387	5	2,517
Lease payments	(1,104)	(29,183)	(178)	(30,465)
- Principal from continuing operations	(925)	(25,013)	(173)	(26,111)
- Principal from discontinued operation	(54)	(1,783)	-	(1,837)
- Interest on continuing operation	(100)	(2,375)	(5)	(2,480)
- Interest on discontinued operation	(25)	(12)	-	(37)
Transferred to liabilities of a disposal group held for sale (Note 38)	(346)	-	-	(346)
Acquired on acquisition of subsidiary	-	-	90	90
Effect of foreign currency exchange differences	48	-	-	48
Lease liabilities as at 31 December 2020	1,437	49,673	134	51,244
Additions	371	20,254	243	20,868
Disposal	-	(2,777)	-	(2,777)
Interest expense	63	1,835	3	1,901
Lease payments	(1,029)	(36,791)	(121)	(37,941)
- Principal	(966)	(34,956)	(118)	(36,040)
- Interest from continuing operations	(63)	(1,835)	(3)	(1,901)
Effect of foreign currency exchange differences	(24)	-	-	(24)
Lease liabilities as at 31 December 2021	818	32,194	259	33,271

Disclosure Of Detailed Information About Lease Liabilities
	2021	2020
	US$’000	US$’000
Analysed between:
Current portion	27,375	28,120
Non-current portion	5,896	23,124
	33,271	51,244